UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $61,676 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106     6056  1585300 SH       SOLE                  1585300        0        0
CKE RESTAURANTS INC            COM              12561E105     6960   801900 SH       SOLE                   801900        0        0
ECHOSTAR CORP                  CL A             278768106     2282   153465 SH       SOLE                   153465        0        0
FIRST AMERN CORP CALIF         COM              318522307      682    23600 SH       SOLE                    23600        0        0
FLOW INTL CORP                 COM              343468104     3607  1490312 SH       SOLE                  1490312        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206      399    26700 SH       SOLE                    26700        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     1184    48100 SH       SOLE                    48100        0        0
HLTH CORPORATION               COM              40422Y101      126    12084 SH       SOLE                    12084        0        0
HYPERCOM CORP                  COM              44913M105     4086  3783508 SH       SOLE                  3783508        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     4098   152400 SH       SOLE                   152400        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     3972   267500 SH       SOLE                   267500        0        0
NOVEN PHARMACEUTICALS INC      COM              670009109     4202   382000 SH       SOLE                   382000        0        0
PHI INC                        COM NON VTG      69336T205     1875   133800 SH       SOLE                   133800        0        0
SAPIENT CORP                   COM              803062108    11087  2497200 SH       SOLE                  2497200        0        0
TEKELEC                        COM              879101103     4341   325447 SH       SOLE                   325447        0        0
TERREMARK WORLDWIDE INC        COM NEW          881448203     4033  1036753 SH       SOLE                  1036753        0        0
TERREMARK WORLDWIDE INC        COM NEW          881448203       97    25000 SH  CALL SOLE                    25000        0        0
THQ INC                        COM NEW          872443403      800   191000 SH       SOLE                   191000        0        0
THQ INC                        COM NEW          872443403      333    79500 SH  CALL SOLE                    79500        0        0
WEBMD HEALTH CORP              CL A             94770V102     1456    61700 SH       SOLE                    61700        0        0